SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
SECURITIES
Schedule of amortized cost and fair value of securities available for sale

The amortized cost and fair value of securities available for sale at December 31 are as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
2025
U.S. Treasury Securities	$2,955	$6	$—	$2,961
State and political subdivisions	12,204	—	(185)	12,019
Mortgage-backed securities (“MBSs”) – residential	45,721	708	(382)	46,047
Collateralized mortgage obligations (“CMOs”)	97	—	(44)	53
Corporate securities	5,484	—	(2)	5,482
Total securities available for sale	$66,461	$714	$(613)	$66,562

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
2024
U.S. Treasury Securities	$5,971	$16	$—	$5,987
State and political subdivisions	13,506	—	(659)	12,847
Mortgage-backed securities (“MBSs”) – residential	51,914	257	(1,079)	51,092
Collateralized mortgage obligations (“CMOs”)	97	1	(39)	59
Corporate securities	6,970	—	(1)	6,969
Total securities available for sale	$78,458	$274	$(1,778)	$76,954

Schedule of contractual maturity of debt securities available for sale

As of December 31, 2025, the contractual maturity of debt securities available for sale (MBSs and CMOs are shown separately) at amortized cost and approximate fair value is as follows (in thousands):

	Amortized
	Cost	Fair Value
Within one year	$2,955	$2,962
After one year to five years	8,248	8,186
After five years to ten years	9,440	9,314
Over ten years	—	—
Total debt securities	20,643	20,462
MBSs and CMOs	45,818	46,100
Total	$66,461	$66,562

Schedule of debt securities available for sale in a continuous unrealized loss position

The following table provides the gross unrealized losses and fair value, aggregated by investment category and length of time individual securities have been in a continuous unrealized loss position at December 31 (in thousands).

	Less than 12 Months		12 Months or longer		Total
		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
2025
U.S. Treasury Securities	$—	$—	$—	$—	$—	$—
State and political subdivisions	—	—	11,816	(185)	11,816	(185)
MBSs	—	—	16,133	(382)	16,133	(382)
CMOs	—	—	53	(44)	53	(44)
Corporate Securities	2,482	(2)	—	—	2,482	(2)
	$2,482	$(2)	$28,002	$(611)	$30,484	$(613)

	Less than 12 Months		12 Months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
2024
Treasury	$—	$—	$—	$—	$—	$—
State and political subdivisions	3,968	(135)	8,879	(524)	12,847	(659)
MBSs	24,928	(411)	11,074	(668)	36,002	(1,079)
CMOs	—	—	58	(39)	58	(39)
Corporate Securities	—	—	2,469	(1)	2,469	(1)
	$28,896	$(546)	$22,480	$(1,232)	$51,376	$(1,778)